Income Taxes and Tax Receivable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective tax rate	15.19%		17.10%
Preferential tax rate		[1]	2.25%	[1]
Uniform tax rate	25.00%		25.00%
Deferred tax liability	$ 333,617		$ 303,567
Income tax examination, Description	Company pays enterprise income taxes at rate of 25% on a quarterly basis, and upon annual tax settlement done by the Company and the tax authority in five (5) months after December 31 the tax authority will refund the Company the excess enterprise income taxes it paid beyond the rate of 12.5%.
Significant change in unrecognized tax benefits	Next 12 months
Change in enacted tax rate, Amount	$ 225,445
Percentage of underpayment of income tax on net income	3.00%

[1]	In April 2012 Wujiang Luxiang received a notice from local tax authority, informing us that only income generated from Wujiang Luxiang's direct loan business was qualified to enjoy a preferential income tax rate of 12.5% under the Jiangsu Document No. 132, but its taxable income arising from Wujiang's other business such as the guarantee business was still subject to a standard tax rate of 25% for income tax. The local tax authority required Wujiang Luxiang to implement the above-mentioned policy starting with the tax filing for 2011 which was filed in April 2012, and the policy applies to all years thereafter. The impact of the changed policy on the income tax provision on the issued financial statements of 2011 was $225,445. However, the underpayment was comparatively minimal as it only accounted for less than 3% of net income of 2011, thus the underpayment of $225,445 was recorded in the financial statements for financial year of 2012. There was no underpayment penalty assessed.